Nuclear Innovation North America LLC Developments, Including Impairment Charge (Notes)	12 Months Ended
Dec. 31, 2011
Nuclear Decommissioning Trust Fund [Abstract]
Nuclear Innovation North America LLC Developments, Including Impairment Charge
Nuclear Innovation North America LLC Developments, Including Impairment Charge

Nuclear Innovation North America LLC, or NINA, which is majority-owned by NRG, was established in May 2008 to focus on marketing, siting, developing, financing and investing in new advanced design nuclear projects in select markets across North America, including the planned South Texas Project Units 3 and 4 Project, or STP 3 & 4. Toshiba America Nuclear Energy Corporation, or TANE, a wholly-owned subsidiary of Toshiba Corporation, is the minority owner of NINA. NINA is a bankruptcy remote entity under NRG's corporate structure and designated as an Excluded Project Subsidiary under NRG's 2011 Senior Credit Facility and senior unsecured notes, which require that NRG not be obligated to contribute any capital to service NINA's debt or fund the repayment of any NINA debt in the event of a default. Furthermore, NRG is not required to continue the funding of NINA and any capital provided to NINA by any other equity partner could result in the dilution of NRG's equity interest.

On March 11, 2011, Japan was hit by a devastating earthquake and tsunami which, in turn, triggered a nuclear incident at the Fukushima Daiichi Nuclear Power Station owned by The Tokyo Electric Power Company of Japan, Inc., or TEPCO. The nuclear incident in Japan introduced multiple and substantial uncertainties around new nuclear development in the United States and the availability of debt and equity financing to NINA. Consequently, NINA announced, on March 21, 2011, that it was reducing the scope of development at the STP 3 & 4 expansion to allow time for the U.S. Nuclear Regulatory Commission, or NRC, and other nuclear stakeholders to assess the impacts from the events in Japan. NINA suspended indefinitely all detailed engineering work and other pre-construction activities and, as a result, dramatically reduced the project workforce. The decision to reduce the scope of activities was made jointly by NINA, NRG and Toshiba. Further, on April 19, 2011, NRG announced that, while it will cooperate with and support its current partners and any prospective future partners in attempting to develop STP 3 & 4 successfully, NRG was withdrawing from further financial participation in NINA's development of STP 3 & 4. NINA, going forward, will be focused solely on securing a combined operating license from the NRC and on obtaining the loan guarantee from the U.S. DOE, two items that are essential to the success of any future project development. TANE agreed, for the time being, to assume responsibility for NINA's ongoing costs associated with continuation of the licensing process.

Due to the events described above, NRG evaluated its investment in NINA for impairment. As part of this process, NRG evaluated the contractual rights and economic interests held by the various stakeholders in NINA, and concluded that while it continues to hold majority legal ownership, NRG ceased to have a controlling financial interest in NINA at the end of the first quarter of 2011. Consequently, NRG deconsolidated NINA as of March 31, 2011, in accordance with ASC 810. This resulted in the removal of the following amounts from NRG's consolidated balance sheet: $930 million of construction in progress; $154 million of accounts payable and accrued expenses; $297 million of long-term debt; $17 million of non-controlling interest; and $19 million of other assets and liabilities. Furthermore, NRG assessed the impact of the diminished prospects for the STP 3 & 4 project on the fair value of NINA's assets relative to NINA's existing liabilities as well as NINA's potential contingent liabilities. Based on this assessment, the Company concluded it was remote that NRG would recover any portion of the carrying amount of its equity investment in NINA and, consequently, recorded an impairment charge of $481 million as of March 31, 2011 for the full amount of its investment. In concurrence with the substantial reduction in NINA's project workforce, and to support NINA's reduced scope of work, NRG contributed an additional $14 million during the remainder of 2011, bringing the total impairment charge to $495 million for the year ended December 31, 2011. NRG expects to incur additional one-time costs, related to contributions to NINA in future periods, of up to $6 million, bringing these total expected costs to $20 million. These additional contributions are expensed as incurred to "Impairment charge on investment." This impairment charge included net assets contributed from all of NINA's equity investors, both NRG and TANE, which the Company previously consolidated.

As part of a March 1, 2010, settlement of litigation with CPS Energy, or CPS, NRG had agreed to pay $80 million to CPS, subject to the U.S. DOE's approval of a fully executed term sheet for a conditional U.S. DOE loan guarantee for STP 3 & 4. NRG also had agreed to donate an additional $10 million, unconditionally, over four years in annual payments of $2.5 million to the Residential Energy Assistance Partnership, or REAP, in San Antonio. Payments of $5 million were made to REAP through December 31, 2011. As a result of the events stemming from the nuclear incident in Japan, the Company no longer believes it probable that the conditional U.S. DOE loan guarantee will be received or accepted. Therefore, as of March 31, 2011, the Company reversed the $80 million contingent liability to CPS previously recorded within other current liabilities, along with the $80 million of associated amounts capitalized to construction in progress within property, plant and equipment. At December 31, 2011, $5 million in liabilities remains on the condensed consolidated balance sheet for the obligations to REAP.